Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Trading portfolio assets	£ 166,244	£ 174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial assets	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Liabilities
Trading Portfolio Liabilities	(56,182)	(57,761)
Financial liabilities designated at fair value	(279,777)	(298,573)
Derivative financial liabilities	(279,331)	(249,880)
At fair value
Assets
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial assets	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Investment property	9	2
Total Assets	701,464	686,338
Liabilities
Trading Portfolio Liabilities	(56,182)	(57,761)
Financial liabilities designated at fair value	(279,777)	(298,573)
Derivative financial liabilities	(279,331)	(249,880)
Total Liabilities	(615,290)	(606,214)
Level 1 | At fair value
Assets
Trading portfolio assets	77,581	94,615
Financial assets at fair value through the income statement	3,463	5,747
Derivative financial assets	101	107
Financial assets at fair value through other comprehensive income	19,021	21,079
Investment property	0	0
Total Assets	100,166	121,548
Liabilities
Trading Portfolio Liabilities	(27,033)	(28,380)
Financial liabilities designated at fair value	(181)	(117)
Derivative financial liabilities	(86)	(81)
Total Liabilities	(27,300)	(28,578)
Level 2 | At fair value
Assets
Trading portfolio assets	78,548	73,442
Financial assets at fair value through the income statement	182,391	193,121
Derivative financial assets	290,182	252,464
Financial assets at fair value through other comprehensive income	28,315	29,568
Investment property	0	0
Total Assets	579,436	548,595
Liabilities
Trading Portfolio Liabilities	(28,754)	(29,013)
Financial liabilities designated at fair value	(276,355)	(297,244)
Derivative financial liabilities	(276,064)	(245,146)
Total Liabilities	(581,173)	(571,403)
Level 3
Assets
Trading portfolio assets	10,115	6,509
Financial assets at fair value through the income statement	5,991	5,368
Derivative financial assets	2,073	3,540
Financial assets at fair value through other comprehensive income	3,674	776
Investment property	9	2
Total Assets	21,862	16,195
Liabilities
Trading Portfolio Liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,241)	(1,212)
Derivative financial liabilities	(3,181)	(4,653)
Total Liabilities	(6,817)	(6,233)
Level 3 | At fair value
Assets
Trading portfolio assets	10,115	6,509
Financial assets at fair value through the income statement	5,991	5,368
Derivative financial assets	2,073	3,540
Financial assets at fair value through other comprehensive income	3,674	776
Investment property	9	2
Total Assets	21,862	16,195
Liabilities
Trading Portfolio Liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,241)	(1,212)
Derivative financial liabilities	(3,181)	(4,653)
Total Liabilities	£ (6,817)	£ (6,233)